Leases (Details) - Schedule of weighted average remaining lease term	Mar. 31, 2021	Dec. 31, 2020
Weighted average remaining lease term (years)
Operating leases	1 year 3 months 18 days	1 year 7 months 6 days
Weighted average discount rate
Operating leases	1.00%	1.40%